RIGHT OF USE ASSETS - Depreciation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
RIGHT OF USE ASSETS
Depreciation	€ 806	€ 579
Selling, general and administrative expenses
RIGHT OF USE ASSETS
Depreciation	€ 806	€ 579